Mortgage Loans Receivable and Bond Portfolio (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Mortgage Loans Receivable and Bond Portfolio
	Mortgage Loans	Bond Portfolio

July 1, 2016 through June 30, 2017	$ 1,183,379	$ 104,000
July 1, 2017 through December 31, 2017	2,470,916	56,000
2018	1,377,619	139,000
2019	1,044,283	144,000
2020	1,401,704	156,000
Thereafter	17,830,824	11,000,428
	25,308,725	11,599,428
Less loan loss and bond loss allowances	(1,269,953)	(320,000)
Less deferred origination income	(341,344)	______-__
Totals	$23,697,428	$ 11,279,428

	Mortgage Loans	Bond Portfolio

2016	$ 1,215,226	$ 84,000
2017	2,708,164	78,000
2018	1,371,126	116,000
2019	1,052,335	110,000
2020	1,347,601	112,000
Thereafter	17,660,424	10,213,428
	25,354,876	10,713,428

Less loan loss and bond loss allowances	(1,204,833)	(200,000)
Less deferred origination income	(335,344)	___-____
Totals	$23,814,699	$10,513,428